UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA CALIFORNIA MONEY MARKET FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2005



[LOGO OF USAA]
   USAA(R)

                            USAA CALIFORNIA
                                   MONEY MARKET Fund

                                       [GRAPHIC OF CALIFORNIA MONEY MARKET FUND]

                   S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     1

MANAGER'S COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

   Portfolio of Investments                                                   10

   Notes to Portfolio of Investments                                          16

   Financial Statements                                                       17

   Notes to Financial Statements                                              20

EXPENSE EXAMPLE                                                               26

ADVISORY AGREEMENT                                                            28

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                    . . . WE BELIEVE MONEY MARKET AND SHORT-TERM
[PHOTO OF CHRISTOPHER W. CLAUS]       BOND INVESTORS MAY LOOK FORWARD TO HIGHER
                                            YIELDS IN THE COMING MONTHS.

                                                         "

                                                                    October 2005
--------------------------------------------------------------------------------

                 Over the years, your USAA fixed-income team has earned a reputation for repeatedly delivering "best-in-class" performance. Our portfolio managers have built their track record on a commitment to risk management, a disciplined approach to income accumulation, and strong fundamental credit analysis. In the months ahead, they will be particularly watchful for inflationary trends. Inflation is an important consideration for most fixed-income investors - specifically, whether inflation will increase, causing interest rates to spike and thereby eroding both purchasing power and investment principal.

                 I believe that we will see an uptick in inflation, largely because of increased energy and commodity prices. Inflation control is a publicly stated goal of the Federal Reserve Board (the Fed), which is likely to use monetary policy (i.e., interest rates) as a tactic. However, unless inflation rises dramatically, the Fed is expected to maintain a measured approach, raising short-term interest rates in quarter-percent increments into early 2006.

                 As a result, we believe money market and short-term bond investors may look forward to higher yields in the coming months. Even if inflation increases, we believe that short-term interest rates - and therefore, yields - could be higher than the inflation rate, which was not the case during much of the last two years when rates were at historically low levels.

                 On the longer end of the yield curve, I believe that interest rates will drift upward, with the 10-year U.S. Treasury rate reaching a range of between 4.75% and 5.00%. Although a spike seems unlikely given the confidence of fixed-income investors that the Fed can control inflation, long-term investors may see a decline in the value of their holdings.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

                 Remember, as interest rates rise, bond prices fall. However, lower bond prices in the near term could be somewhat offset by higher yields.

                 In this environment, we continue to pursue a threefold strategy. First, we seek to generate high current income, which is important for long-term performance. Second, we seek to limit share price volatility by positioning the portfolio at advantageous points along the yield curve. Third, we focus on credit analysis to identify opportunities in the market and determine if they offer adequate reward for their given level of risk.

                 In this environment, investors would be wise to be patient and let their money work for them. Furthermore, as yields rise, investors can make the most of the power of compounding by investing the income they receive from their investments.

                 As always, your portfolio management team will continue working hard on your behalf. We remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. From all of us here at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 AS INTEREST RATES RISE, EXISTING BOND PRICES FALL. O SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX. O PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]       FIVE USAA TAX-EXEMPT MUTUAL FUNDS AWARDED THE
         USA 2005                  2005 LIPPER FUND AWARD FOR CONSISTENT RETURN

I am pleased to announce that USAA's tax-exempt bond funds continue to be recognized for the consistency of their performance through all market cycles. Recently, the tax-exempt USAA New York Bond Fund and USAA Virginia Bond Fund were named "Best Fund for Consistent Return" in their respective categories for the five-year period ending December 31, 2004. Lipper, a leading global provider of mutual fund information and analysis, also named the tax-exempt USAA Long-Term Fund, USAA California Bond Fund, and USAA Florida Tax-Free Income Fund as "Best Fund for Consistent Return" in their respective categories for the 10-year period ended December 31, 2004.

Lipper presents these awards annually to the fund in each Lipper classification that achieved the highest consistent return scores. A fund's consistent return score evaluates its risk-adjusted returns, adjusted for volatility and the strength of the fund's performance relative to peers, for the overall time periods ended December 31, 2004. Consistent return is a quantitative metric that incorporates risk-adjusted return and the strength of the fund's performance trend.

This is the third year that Lipper Fund Awards have been presented to U.S.-based mutual fund winners. The awards are given to funds in 17 countries in Asia, Europe, and the United States.

The USAA funds were chosen among 99, 43, and 22 funds in the categories of General Municipal Debt Funds, California Municipal Debt Funds, and Florida Municipal Debt Funds, respectively, for the 10-year period and among 87 and 30 New York Municipal Debt Funds and Virginia Bond Funds, respectively, for the 5-year period. Lipper Fund Awards are not intended to predict future results and Lipper does not guarantee the accuracy of this information. A detailed explanation of the Consistent Return calculation methodology is available at www.lipperleaders.com. Lipper is a leading global provider of mutual fund research.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER]  REGINA G. SHAFER, CFA
                             USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2005, TO SEPTEMBER 30, 2005?

                 The USAA California Money Market Fund performed well for the six-month period ending September 30, 2005. For that time period, the Fund ranked 15 out of 67 California tax-exempt money market funds, according to iMoneyNet, Inc. The Fund had a return of 1.01%, above the average return for the category of 0.93%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 During the last six months, the Federal Reserve Board (the Fed) raised short-term interest rates four times, bringing the federal funds rate to 3.75%. The Fed has made 11 consecutive rate increases since June 2004. In the process, short-term money market yields have risen. The Bond Buyer One-Year Note Index rose from 2.63% in April 2005, to 2.91% on September 30, 2005. The Bond Market Association (BMA) Municipal Swap Index moved from 2.28% to 2.75% during that same period.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We invested a large portion of the Fund in variable-rate demand notes (VRDNs), which possess a demand feature that allows the

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS: CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

                 THE BMA MUNICIPAL SWAP INDEX MEASURES THE YIELD ON SEVEN-DAY VARIABLE-RATE DEMAND NOTES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 owner to sell the bonds back to the issuer at par (100% of face value) with a notice of seven days or less. Because the VRDNs that the Fund currently owns have interest rates that reset daily or weekly, they react quickly to changes in short-term rates, and can provide higher yields in a rising-interest-rate environment.

                 We also purchased notes and commercial paper of various maturities when we saw attractive opportunities.

                 As always, we rely on a team of seasoned credit analysts to evaluate each and every holding.

WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

                 The state continued its favorable trend toward recovery, with improvements in tax collections and in the general economic conditions. In a significant improvement over recent years, the fiscal 2006 budget was passed only 10 days late. These positive developments led to another round of bond-rating upgrades by Moody's Investors Service and Fitch Ratings in July. The state's general obligation bonds are currently rated A2 (Moody's Investors Service), A (Standard & Poor's Ratings), and A (Fitch Ratings). However, California continues to face a gap between its ongoing revenues and expenses.

WHAT IS THE OUTLOOK?

                 We expect the Fed to continue raising short-term interest rates over the near term, and plan to use any increase in short-term rates as an opportunity to produce more tax-exempt income for our shareholders.

                 We appreciate your trust and will continue to work hard on your behalf.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests in high-quality California tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                             9/30/05               3/31/05
--------------------------------------------------------------------------------
Net Assets                                $504.0 Million        $459.5 Million
Net Asset Value Per Share                     $1.00                  $1.00

--------------------------------------------------------------------------------
                                             9/30/05              3/31/05
--------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity   28 Days              22 Days

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/05
--------------------------------------------------------------------------------

3/31/05 TO 9/30/05        1 YEAR       5 YEARS       10 YEARS       7-DAY YIELD
      1.01%*              1.66%         1.47%          2.33%           2.24%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 Total return equals income return and assumes reinvestment of all net investment income dividends and realized capital gain distributions. The total returns quoted do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 7-DAY YIELD COMPARISON

            [CHART OF 7-DAY YIELD COMPARISON]

                    USAA CALIFORNIA              IMONEYNET
                   MONEY MARKET FUND              AVERAGE
                   -----------------             ---------
 9/27/2004               1.02%                     0.87%
10/25/2004               1.25                      1.09
11/29/2004               1.19                      1.06
12/27/2004               1.37                      1.24
 1/24/2005               1.35                      1.21
 2/28/2005               1.43                      1.26
 3/28/2005               1.57                      1.45
 4/25/2005               2.20                      2.06
 5/23/2005               2.37                      2.20
 6/27/2005               2.02                      1.84
 7/25/2005               1.93                      1.76
 8/29/2005               2.01                      1.86
 9/26/2005               2.16                      2.00

                       [END CHART]

                    DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/26/05.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. All State Specific California SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------------
                  TOP 10 INDUSTRIES
                  (% of Net Assets)
----------------------------------------------------

General Obligation                          11.9%
Appropriated Debt                           11.3%
Hospital                                    10.8%
Education                                   10.4%
Special Assessment/Tax/Fee                  10.2%
Multifamily Housing                          9.9%
Sales Tax                                    7.1%
Water/Sewer Utility                          7.0%
Community Service                            6.9%
Electric/Gas Utility                         4.3%

----------------------------------------------------

                 PORTFOLIO MIX
                    9/30/05

          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                  80.5%
Fixed-Rate Instruments                      19.3%

                 [END CHART]

         PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-15.

 . . . C O N T I N U E D
========================--------------------------------------------------------

        CUMULATIVE PERFORMANCE OF $10,000

        [CHART OF CUMULATIVE PERFORMANCE]

                                      USAA CALIFORNIA
                                     MONEY MARKET FUND
                                     -----------------
09/30/95                                $10,000.00
10/31/95                                 10,030.97
11/30/95                                 10,060.83
12/31/95                                 10,090.64
01/31/96                                 10,121.32
02/29/96                                 10,147.43
03/31/96                                 10,172.50
04/30/96                                 10,201.26
05/31/96                                 10,230.71
06/30/96                                 10,255.06
07/31/96                                 10,281.77
08/31/96                                 10,309.06
09/30/96                                 10,337.28
10/31/96                                 10,365.05
11/30/96                                 10,390.77
12/31/96                                 10,420.97
01/31/97                                 10,448.32
02/28/97                                 10,473.97
03/31/97                                 10,500.73
04/30/97                                 10,530.14
05/31/97                                 10,561.01
06/30/97                                 10,592.13
07/31/97                                 10,621.33
08/31/97                                 10,647.61
09/30/97                                 10,678.79
10/31/97                                 10,708.55
11/30/97                                 10,736.86
12/31/97                                 10,770.19
01/31/98                                 10,798.20
02/28/98                                 10,823.90
03/31/98                                 10,852.61
04/30/98                                 10,884.46
05/31/98                                 10,914.83
06/30/98                                 10,946.77
07/31/98                                 10,974.91
08/31/98                                 11,001.63
09/30/98                                 11,029.73
10/31/98                                 11,056.84
11/30/98                                 11,084.04
12/31/98                                 11,111.32
01/31/99                                 11,135.19
02/28/99                                 11,154.65
03/31/99                                 11,180.89
04/30/99                                 11,206.02
05/31/99                                 11,232.42
06/30/99                                 11,261.12
07/31/99                                 11,284.90
08/31/99                                 11,311.44
09/30/99                                 11,337.45
10/31/99                                 11,362.60
11/30/99                                 11,393.71
12/31/99                                 11,424.22
01/31/00                                 11,450.45
02/29/00                                 11,473.76
03/31/00                                 11,501.86
04/30/00                                 11,529.80
05/31/00                                 11,571.09
06/30/00                                 11,604.50
07/31/00                                 11,637.77
08/31/00                                 11,671.14
09/30/00                                 11,701.99
10/31/00                                 11,736.99
11/30/00                                 11,773.53
12/31/00                                 11,805.69
01/31/01                                 11,832.90
02/28/01                                 11,858.46
03/31/01                                 11,882.62
04/30/01                                 11,917.27
05/31/01                                 11,948.29
06/30/01                                 11,973.18
07/31/01                                 11,998.87
08/31/01                                 12,019.85
09/30/01                                 12,038.39
10/31/01                                 12,059.89
11/30/01                                 12,077.23
12/31/01                                 12,090.16
01/31/02                                 12,101.81
02/28/02                                 12,112.88
03/31/02                                 12,124.48
04/30/02                                 12,137.01
05/31/02                                 12,151.28
06/30/02                                 12,161.76
07/31/02                                 12,173.06
08/31/02                                 12,185.46
09/30/02                                 12,196.91
10/31/02                                 12,211.36
11/30/02                                 12,224.51
12/31/02                                 12,235.06
01/31/03                                 12,244.24
02/28/03                                 12,252.61
03/31/03                                 12,261.67
04/30/03                                 12,271.19
05/31/03                                 12,281.49
06/30/03                                 12,288.43
07/31/03                                 12,293.35
08/31/03                                 12,298.55
09/30/03                                 12,304.22
10/31/03                                 12,310.87
11/30/03                                 12,317.34
12/31/03                                 12,324.43
01/31/04                                 12,330.13
02/29/04                                 12,335.12
03/31/04                                 12,340.51
04/30/04                                 12,347.17
05/31/04                                 12,353.40
06/30/04                                 12,359.56
07/31/04                                 12,366.15
08/31/04                                 12,373.49
09/30/04                                 12,383.06
10/31/04                                 12,395.80
11/30/04                                 12,407.85
12/31/04                                 12,421.38
01/31/05                                 12,434.05
02/28/05                                 12,447.85
03/31/05                                 12,463.02
04/30/05                                 12,483.74
05/31/05                                 12,507.94
06/30/05                                 12,527.77
07/31/05                                 12,547.11
08/31/05                                 12,567.95
09/30/05                                 12,590.71

                       [END CHART]

                    DATA FROM 9/30/95 THROUGH 9/30/05.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

                 Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on their reinvested net investment income dividends and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                 (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: ABN AMRO Bank, N.V., Dexia Credit Local, Goldman Sachs Group Inc., JPMorgan Chase Bank, N.A., Wachovia Bank, N.A., or West LB AG.

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: California State Teachers' Retirement System, Fannie Mae, or Freddie Mac.

                 (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp, or XL Capital Assurance. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 ABAG    Association of Bay Area Governments

                 COP     Certificate of Participation

                 CP      Commercial Paper

                 GO      General Obligation

                 IDA     Industrial Development Authority/Agency

                 MERLOT  Municipal Exempt Receipts - Liquidity Optional Tender

                 MFH     Multifamily Housing

                 MLO     Municipal Lease Obligation

                 PCRB    Pollution Control Revenue Bond

                 RAN     Revenue Anticipation Note

                 RB      Revenue Bond

                 TOC     Tender Option Certificate

                 USD     Unified School District

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (80.5%)

             CALIFORNIA (79.7%)
             ABAG Finance Auth. RB,
  $ 4,925      Series 2002 (LOC - Allied Irish Banks plc,
               Bank of New York)                                        2.76%       11/15/2031      $  4,925
    3,000      Series 2005 (LIQ)(INS)(a)                                2.73        10/01/2035         3,000
    3,000    Alameda Contra Costa Schools Financing
               Auth. COP (MLO), Series B
               (LOC - Bank of Nova Scotia)                              2.79         7/01/2023         3,000
    9,300    Antelope Valley Healthcare District RB,
               Series 2002A (LOC - JPMorgan Chase Bank, N.A.)           2.71         9/01/2017         9,300
    2,660    Apple Valley COP (MLO), Series 2001
               (LOC - Allied Irish Banks plc)                           2.77         9/01/2015         2,660
   11,000    Corona MFH RB, Series 1985B (NBGA)(a)                      2.69         2/01/2023        11,000
    1,815    Duarte COP (MLO), Series A (NBGA)                          2.76         7/01/2022         1,815
    3,800    Fremont COP (MLO),
               Series 1991 (LOC - KBC Bank, N.V.)                       2.77         8/01/2022         3,800
   11,220    Golden State Tobacco Securitization Corp.
               Enhanced Tobacco Settlement Bonds,
               Series 2003B, TOCs Trust,
               Series 2004-B (LIQ)(INS)(a)                              2.78         6/08/2028        11,220
    4,295    Hacienda La Puente USD COP (MLO)
               (LOC - Union Bank of California)                         3.07        10/01/2009         4,295
      440    Hanford 1997 COP (MLO)
               (LOC - Union Bank of California)                         2.84         3/01/2008           440
    5,290    Hanford Sewer System RB, Series 1996A
               (LOC - Union Bank of California)                         2.84         4/01/2023         5,290
      400    Irvine Improvement Bonds, Assessment
               District 94-13 (LOC - State Street
               Bank & Trust Co.)                                        2.77         9/02/2022           400
      900    Irvine Ranch Water District Consolidated
               Bonds, Series 1985B (LOC - Landesbank
               Hessen-Thuringen)                                        2.95        10/01/2009           900
    3,150    Lemoore COP (MLO), Series 1995
               (LOC - Union Bank of California)                         3.05        11/01/2020         3,150
    8,555    Loma Linda Water RB, Series 1995
               (LOC - Union Bank of California)                         2.84         6/01/2025         8,555
   21,190    Long Beach USD GO, 1999 Series F,
               ABN AMRO MuniTops Certificates Trust,
               Series 2004-34 (LIQ)(INS)(a)                             2.76         2/01/2011        21,190

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
  $20,450    Los Angeles Senior COP (MLO), Series 2000,
               MERLOT, Series 2000 NN (LIQ)(INS)(a)                     2.96%       11/01/2031      $ 20,450
    7,900    Monrovia Redevelopment Agency COP,
               Series 1984 (NBGA)                                       2.70        12/01/2014         7,900
    7,060    Montebello Public Financing Auth.
               Lease RB (MLO), Series 2004A
               (LOC - Union Bank of California)                         2.84        12/01/2034         7,060
    7,625    Moreno Valley COP (MLO),
               Series 1997 (NBGA)                                       2.75         6/01/2027         7,625
    2,325    Novato MFH RB, Series 2002
               (LOC - Bank of the West)                                 2.73        10/01/2032         2,325
    3,100    Ontario IDA RB, Series 1985
               (LOC - Bank of America, N.A.)                            2.78         4/01/2015         3,100
    1,000    Orange County Improvement Bonds,
               District 88-1 (LOC - KBC Bank, N.V.)                     2.76         9/02/2018         1,000
    3,700    Pleasanton COP, Series 2005
               (LOC - Citibank, N.A.)                                   2.70        11/01/2040         3,700
    1,325    San Diego County COP
               (LOC - Comerica Bank, N.A.)                              2.77         1/01/2023         1,325
    6,550    San Diego County COP
               (LOC - Comerica Bank, N.A.)                              2.78        12/01/2028         6,550
    9,500    San Diego County COP
               (LOC - Allied Irish Banks plc)                           2.69        11/01/2034         9,500
             San Francisco Redevelopment Agency MFH
               Refunding RB,
    5,800      Issue A-1 (NBGA)                                         2.75        12/01/2017         5,800
   19,200      Issue B-1 (NBGA)                                         2.75        12/01/2017        19,200
             Santa Clara County El Camino Hospital
               District Hospital Facilities Auth. RB (MLO),
    1,100      Series A (LOC - State Street Bank & Trust Co.)           2.78         8/01/2015         1,100
    7,925      Series B (LOC - State Street Bank & Trust Co.)           2.78         8/01/2015         7,925
             State Department of Water Resources RB,
   20,000      Series 2002C-2 (LIQ)(INS)                                2.71         5/01/2022        20,000
   20,000      Series 2002C-7 (LIQ)(INS)                                2.70         5/01/2022        20,000
             State Economic Recovery RB,
   11,500      Series 2004C-16 (LIQ)(INS)                               2.67         7/01/2023        11,500
   14,000      Series 2004C-21 (LIQ)(INS)                               2.72         7/01/2023        14,000
    2,150      Series 2004C-7 (LOC - BNP Paribas)                       2.78         7/01/2023         2,150
    4,200    State Educational Facilities Auth. RB,
               Series 1998A (LOC - Allied Irish Banks plc)              2.73        12/01/2028         4,200

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                             COUPON             FINAL
   AMOUNT    SECURITY                                                   RATE          MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
             State Financing Auth. PCRB,
  $ 4,000      Series 1996E (LOC - JPMorgan Chase Bank, N.A.)           2.77%       11/01/2026      $  4,000
    2,900      Series 1996F (LOC - JPMorgan Chase Bank, N.A.)           2.77        11/01/2026         2,900
             State GO,
    5,000      Series 2003C-3 (LOC - Landesbank
               Hessen-Thuringen, Bank of Nova Scotia,
               Bank of America, N.A.)                                   2.75         5/01/2033         5,000
    3,400      Series 2003C-4 (LOC - Bank of America,
               N.A., Bank of Nova Scotia, Landesbank
               Hessen-Thuringen)                                        2.71         5/01/2033         3,400
    3,600      Series 2004A-9 (NBGA) (LOC - Citibank, N.A.)             2.71         5/01/2034         3,600
    1,000    State Health Facilities Financing Auth. RB,
               Series 2002A (LOC - Wachovia Bank, N.A.)                 2.80         9/01/2025         1,000
             State Infrastructure and Economic
               Development Bank RB,
    6,025      Series 2001 (LOC - Allied Irish Banks plc)               2.77        10/01/2027         6,025
    7,000      Series 2002 (LIQ)(INS)                                   2.73         7/01/2032         7,000
    5,000      Series 2005B (LOC - Bank of America, N.A.)               2.67         8/01/2037         5,000
    3,200    Statewide Communities Development Auth.
               COP, Series 1998 (LOC - SunTrust Bank)                   2.82         6/01/2013         3,200
             Statewide Communities Development
               Auth. RB,
   18,550      Series 2001A (LOC - U.S. Bank, N.A.)                     2.77        10/01/2031        18,550
    6,035      Series 2002 (LOC - SunTrust Bank)                        2.74         4/01/2027         6,035
   13,000      Series 2002B(c)                                          2.72        11/01/2030        13,000
    1,500      Series 2003B                                             2.72         8/15/2025         1,500
    3,230      Series 2004 (LOC - Comerica Bank, N.A.)                  2.72        12/01/2024         3,230
    1,400      Series 2004 (LOC - Bank of America, N.A.)                2.76         7/01/2034         1,400
    2,600      Series 2004M                                             2.72         4/01/2038         2,600
   18,000    Torrance Hospital RB, Series 1992
               (LOC - JPMorgan Chase Bank, N.A.)(c)                     2.74         2/01/2022        18,000
   11,590    Vallejo Housing Auth. MFH Mortgage RB,
               Series 1985A (LOC - Bank of America, N.A.)               2.73         6/01/2007        11,590
             West Covina Public Financing Auth.
               Lease RB (MLO),
    8,165      Series 2004A (LOC - Union Bank of California)            2.84         5/01/2034         8,165
    5,335      Series 2004B (LOC - Union Bank of California)            2.84         5/01/2034         5,335

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                              COUPON            FINAL
   AMOUNT    SECURITY                                                    RATE         MATURITY         VALUE
------------------------------------------------------------------------------------------------------------
             PUERTO RICO (0.8%)
  $ 3,720    Commonwealth Public Improvement Bonds
               of 2000 GO, MERLOT,
               Series 2000EE (LIQ)(INS)(a)                               2.74%       7/01/2029      $  3,720
                                                                                                    --------
             Total variable-rate demand notes (cost: $405,600)                                       405,600
                                                                                                    --------

             FIXED-RATE INSTRUMENTS (19.3%)

             CALIFORNIA
    8,870    El Camino Community College District GO,
               Series 2005                                               3.00(d)     8/01/2006         8,652
    8,000    Los Angeles County Metropolitan
               Transportation Auth. CP Notes, Series A
               (LOC - BNP Paribas, Dexia Credit Local)                   2.70        2/09/2006         8,000
   13,750    Los Angeles Wastewater System CP
               Revenue Notes                                             2.85        1/12/2006        13,750
    7,000    Los Angeles Wastewater System CP
               Revenue Notes                                             2.80        1/17/2006         7,000
   15,000    Sacramento Municipal Utility District CP
               Notes, Series 1 (LOC - Bayerische
               Landesbank, West LB AG,
               JPMorgan Chase Bank, N.A.)                                2.71       11/01/2005        15,000
    6,890    School Project For Utility Rate RAN,
               Series 2005                                               2.98        9/21/2006         6,890
    1,160    Sonoma County Junior College District GO,
               Series 2005 (INS)(b)                                      2.97(d)     8/01/2006         1,133
    5,960    State GO                                                   11.00       12/01/2005         6,047
   10,000    State GO CP                                                 2.57       10/06/2005        10,000
    3,300    State GO CP                                                 2.58       10/13/2005         3,300
    2,500    State GO CP                                                 2.55       10/19/2005         2,500
   10,000    State Infrastructure and Economic
               Development Bank CP Notes, Series 2001                    2.83        5/03/2006        10,000
    5,000    Univ. of California Regents, CP Notes, Series A             2.60       10/20/2005         5,000
                                                                                                    --------
             Total fixed-rate instruments (cost: $97,272)                                             97,272
                                                                                                    --------

             TOTAL INVESTMENTS (COST: $502,872)                                                     $502,872
                                                                                                    ========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The cost of securities at September 30, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 (b) At September 30, 2005, the aggregate value of securities purchased on a when-issued basis was $1,133,000.

                 (c) At September 30, 2005, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

                 (d) Zero-coupon security. Rate represents the effective yield at date of purchase.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS
  Investments in securities (valued at amortized cost)                         $  502,872
  Cash                                                                                 59
  Receivables:
    Capital shares sold                                                             1,780
    Interest                                                                        1,746
                                                                               ----------
      Total assets                                                                506,457
                                                                               ----------
LIABILITIES
  Payables:
    Securities purchased (when-issued of $1,133)                                    1,133
    Capital shares redeemed                                                         1,105
    Dividends on capital shares                                                        34
  Accrued management fees                                                             130
  Other accrued expenses and payables                                                  31
                                                                               ----------
      Total liabilities                                                             2,433
                                                                               ----------
        Net assets applicable to capital shares outstanding                    $  504,024
                                                                               ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $  504,024
                                                                               ==========
  Capital shares outstanding                                                      504,024
                                                                               ==========
  Authorized shares of $.01 par value                                           2,435,000
                                                                               ==========
  Net asset value, redemption price, and offering price per share              $     1.00
                                                                               ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
  Interest income                                                     $6,101
                                                                      ------
EXPENSES
  Management fees                                                        763
  Administration and servicing fees                                      244
  Transfer agent's fees                                                   87
  Custody and accounting fees                                             48
  Postage                                                                 12
  Shareholder reporting fees                                               9
  Directors' fees                                                          4
  Professional fees                                                       21
  Other                                                                    7
                                                                      ------
     Total expenses                                                    1,195
  Expenses paid indirectly                                                (9)
                                                                      ------
     Net expenses                                                      1,186
                                                                      ------
NET INVESTMENT INCOME                                                 $4,915
                                                                      ======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2005

                                                                          9/30/2005         3/31/2005
                                                                          ---------------------------
FROM OPERATIONS
  Net investment income                                                   $   4,915         $   4,397
                                                                          ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                      (4,915)           (4,405)
                                                                          ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                 265,801           377,029
  Dividend reinvestments                                                      4,698             4,185
  Cost of shares redeemed                                                  (225,985)         (387,983)
                                                                          ---------------------------
    Increase (decrease) in net assets from capital share transactions        44,514            (6,769)
                                                                          ---------------------------
  Net increase (decrease) in net assets                                      44,514            (6,777)

NET ASSETS
  Beginning of period                                                       459,510           466,287
                                                                          ---------------------------
  End of period                                                           $ 504,024         $ 459,510
                                                                          ===========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                               265,801           377,029
  Shares issued for dividends reinvested                                      4,698             4,185
  Shares redeemed                                                          (225,985)         (387,983)
                                                                          ---------------------------
    Increase (decrease) in shares outstanding                                44,514            (6,769)
                                                                          ===========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the
                 Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the straight-line method. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of September 30, 2005, net outstanding when-issued commitments, including interest purchased, for the Fund were $1,133,000.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2005, these custodian and other bank credits reduced the Fund's expenses by $9,000.

           F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

              representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.
         Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2005, the Fund paid CAPCO facility fees of $1,000, which represents 1.5% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2005.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2006, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $763,000, resulting in an effective management fee of 0.31% of the Fund's average net assets.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

              September 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $244,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2005, the Fund reimbursed the Manager $7,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $87,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                                 PERIOD ENDED
                                                 SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                                                 -------------------------------------------------------------------------------
                                                     2005           2005         2004         2003           2002           2001
                                                 -------------------------------------------------------------------------------
Net asset value at
   beginning of period                           $   1.00       $   1.00     $   1.00     $   1.00       $   1.00       $   1.00
                                                 -------------------------------------------------------------------------------
Income from investment
   operations:
   Net investment income                              .01            .01          .01          .01            .02            .03
   Net realized and unrealized gain                     -              -          .00(c)         -              -              -
                                                 -------------------------------------------------------------------------------
Total from investment operations                      .01            .01          .01          .01            .02            .03
                                                 -------------------------------------------------------------------------------
Less distributions:
   From net investment income                        (.01)          (.01)        (.01)        (.01)          (.02)          (.03)
                                                 -------------------------------------------------------------------------------
Net asset value at end of period                 $   1.00       $   1.00     $   1.00     $   1.00       $   1.00       $   1.00
                                                 ===============================================================================
Total return (%)*                                    1.01            .99          .64         1.13           2.03           3.32
Net assets at end of period (000)                $504,024       $459,510     $466,287     $482,585       $487,791       $445,247
Ratio of expenses to average
   net assets (%)**(b)                                .49(a)         .50          .50          .50            .48            .42
Ratio of net investment income
   to average net assets (%)**                       2.01(a)         .99          .64         1.12           1.98           3.26

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2005, average net assets were
    $487,243,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Represents less than $0.01 per share.

26

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2005, through September 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                    BEGINNING            ENDING             DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE         APRIL 1, 2005 -
                                  APRIL 1, 2005     SEPTEMBER 30, 2005     SEPTEMBER 30, 2005
                                  -----------------------------------------------------------
Actual                              $1,000.00            $1,010.10               $2.45
Hypothetical
  (5% return before expenses)        1,000.00             1,022.64                2.46

         *Expenses are equal to the Fund's annualized expense ratio of 0.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.01% for the six-month period of April 1, 2005, through September 30, 2005.

28

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role

30

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail California tax-exempt money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional California tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2004.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may

32

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA CALIFORNIA MONEY MARKET FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is at or below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the relatively small universe of funds that currently have breakpoints in their advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank & Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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      [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
           USAA               ----------------------------------
                                 INSURANCE o MEMBER SERVICES

39602-1105                                  (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 22, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 28, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 22, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.